Share-based compensation - Summary of Employee Stock Options Granted (Details) - Employee Stock Options		12 Months Ended
	Jun. 28, 2024 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee stock options, Beginning balance | shares		21,289,191	14,339,052	6,958,312
Number of share options granted | shares		9,261,299	11,111,723	9,651,313
Number of employee stock options, Stock options exchanged to RSUs | shares	12,189,782	(12,189,782)
Number of employee stock options, Forfeited | shares		(2,135,668)	(3,615,022)	(2,204,399)
Number of employees stock option ,Expired | shares		(4,618,760)	(546,562)	(66,174)
Number of employee stock options, Ending balance | shares		11,606,280	21,289,191	14,339,052
Vested and exercisable as of December 31, 2024 | shares		1,101,498
Weighted average exercise price, Beginning balance | $ / shares		$ 5.98	$ 9.4	$ 16.86
Weighted average exercise price, Granted | $ / shares		1.04	1.75	3.45
Weighted average exercise price, Stock options exchanged to RSUs | $ / shares		5.1
Weighted average exercise price, Forfeited | $ / shares		3.53	5.88	6.71
Weighted average exercise price, Expired | $ / shares		11.27	11.88	17
Weighted average exercise price, Ending balance | $ / shares		1.32	$ 5.98	$ 9.4
Weighted average exercise price, Vested and exercisable | $ / shares		$ 2.92